TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 2,026,003	R$ 1,741,026
Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	2,026,003	1,741,026	R$ 1,172,511	R$ 809,299
Tax Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	1,530,040	1,270,473
Labor provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	463,452	435,803
Civil provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 32,511	R$ 34,750